UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(Semi-Annual Reports for the period 01/01/16 through 06/30/16 is filed herewith)

SEMI-ANNUAL REPORT

Oberweis Micro-Cap Fund (OBMCX)

Oberweis Small-Cap Opportunities Fund (OBSOX)

Oberweis Emerging Growth Fund (OBEGX)

Oberweis China Opportunities Fund (OBCHX)

Oberweis International Opportunities Fund (OBIOX)

June 30, 2016

oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Shareholder:

In the first half of 2016, global equities were essentially flat, with the MSCI World Index returning 0.7%. Non-U.S. small-cap growth stocks returned -0.65%, as measured by the MSCI World ex-US SCG Index, In the U.S., the Russell 2000 Growth Index returned -1.59% while the Russell Micro-Cap Growth Index returned -5.90%. China proved to be the most challenging geography, with the MSCI Zhong Hua Small-Cap Growth Index returning -14.98%.

The U.K’s vote in late June to leave the European Union surprised many investors, triggering the sharpest two-day selloff in global equities in years. The market has since recovered all of the loss and rallied to new highs in the third quarter. Still, despite the investor complacency, we believe the Brexit aftermath is likely to bring choppy markets and higher volatility in the second half of the year, especially given other unsettling recent events such as the terrorist attacks in Nice and Orlando and a failed coup attempt in NATO-member Turkey. The political uncertainty unleashed by Brexit seems likely to dampen sentiment and marginally reduce business investment both in the U.K. and the rest of Europe. Longer term, Brexit and the surprising success of Donald Trump may be indicators of broader populist pushback against globalization and free trade, which could prove concerning if anti-globalization measures morph from rhetoric to law.

In the U.S., economic growth was modest but positive. With slow but steady growth, the U.S. is shaping up to be the best house in an ugly neighborhood (albeit a premium-priced one in terms of valuation for blue-chips). Household spending has been reasonably strong, buoyed by slowly rising incomes amid a reasonably tight labor market and tame inflation. Small-cap value stocks outperformed small-cap growth stocks during the second quarter (a trend that has persisted since last summer) and have beaten their growth brethren by 767 basis points thus far in 2016*. Small-cap stocks fared better than large caps during the quarter but are still lagging year-to-date**. Within the Russell 2000 Growth Index itself, the smallest quintile of stocks performed the worst during the quarter and year-to-date periods. This notably contrasts with our Micro-Cap Fund, which finished as our best performing fund for the first half of this year. Especially with micro-caps, stock selection can really drive performance.

In China, sentiment remains weak, but stock prices already seem to reflect the economic challenges (and, in our view, a whole lot more). In other words, if the market expects really bad news and growth is only bad, stock prices might actually go up, and we think this could be the case for Chinese equities today. GDP is growing at about 6.7%, which is the slowest growth rate since 2009 but much faster than most everywhere else in the world. In our China Fund, we are less concerned about the overall macro slowdown, as pockets of China’s economy are still growing rapidly and our fund is disproportionately slanted toward such companies. For example, e-commerce, healthcare, and environmental protection remain attractive hunting grounds for niche high-growth equities. To the degree that global risk aversion or slowing GDP growth in China affects valuations of our investments in these higher-growth industries, the dislocation increases our ability to exploit security mis-valuation. Admittedly, it will be a bumpy road, but we’d rather be looking for stuff to buy in China when few others are interested.

Overall, we expect Europe will have some problems in the months to come, but the headlines are widely understood and market expectations seem to fully take this into account. In the U.S., economic conditions are better but security prices are considerably higher and above-average relative to history. It almost feels like singing “Kumbaya” at camp as a kid — all of life’s worries just fade away. Still, that doesn’t change the possibility that the U.S. will eventually face higher rates and tightening liquidity — factors that could put downward pressure on equity prices if earnings growth fails to keep up with expectations. On the other

PRESIDENT’S LETTER  (continued)

hand, small-cap stocks appear to us to be cheap compared to large-caps, so if growth does persist, small-caps still have some room for appreciation just to bring their valuations on par with large-caps. China has structural issues to work through, but we are probably finding some of the best deals there relative to growth expectations simply because sentiment has been so pervasively negative.

YEAR-TO-DATE PERFORMANCE THROUGH JUNE 30, 2016

The International Opportunities Fund returned -0.66% (compared to -0.65% for the MSCI World ex-US SCG Net Index). The China Opportunities Fund returned -12.43% (compared to -14.98% for the MSCI Zhong Hua SCG Net Index). Our global small-cap fund, the Emerging Growth Fund, returned -3.07% (compared to 2.22% for the MSCI AWCI Small-Cap Index). Among our U.S. funds, the Micro-Cap Fund returned 4.36% (compared to -5.90% for the Russell Micro-Cap Growth Index) and the Small-Cap Opportunities Fund returned -3.12% (compared to -1.59% for the Russell 2000 Growth Index).

VALUATION RECAP

The average forward P/E ratio as of June 30, 2016 was 25.1 times for the Emerging Growth Fund (versus 29.4 last quarter), 19.2 times for the Small-Cap Opportunities Fund (versus 19.0 last quarter), 20.7 times for the Micro-Cap Fund (versus 18.5 last quarter), 16.2 times for the International Opportunities Fund (versus 17.5 last quarter), and 14.5 times for the China Opportunities Fund (versus 18.6 times last quarter). Each of the Funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies we expect will grow faster than current market estimates. As of June 30, 2016, the weighted average market capitalization was $2.6 billion for the Emerging Growth Fund, $2.3 billion for the Small-Cap Opportunities Fund, $748 million for the Micro-Cap Fund, $3.9 billion for the International Opportunities Fund, $22.6 billion for the China Opportunities Fund.

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

* The Russell 2000 Growth Index returned 3.24% for the quarter and -1.59% for the six-month period ending June 30, 2016. The Russell 2000 Value Index returned 4.31% and 6.08%, respectively. For the 12-month period ending June 30, 2016, the Russell 2000 Growth Index returned -10.75% versus -2.58% for the Russell 2000 Value Index.

** The Russell 1000 Growth Index (a proxy for large-cap stocks) returned 0.61% for the quarter and 1.36% for the six-month period ending June 30, 2016.

PRESIDENT’S LETTER  (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2016)
Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBEGX	1.95	-9.27	8.23	5.63	3.07	8.41	1.51
OBMCX	5.25	1.63	11.40	9.85	5.12	9.11	1.72
OBSOX	0.93	-13.52	7.83	6.54	4.58	5.80	2.00
OBCHX	-3.01	-24.29	2.83	2.60	7.36	10.85	1.95
OBIOX	0.86	1.73	11.86	12.56	N/A	9.00	1.60

* Life of fund returns are from commencement of operations on 01/07/87 for the Emerging Growth Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/01/05 for the China Opportunities Fund, and 02/01/07 for the International Opportunities Fund.

** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/15. The expense ratio gross of any fee waivers or expense reimbursement was 1.85% for the International Opportunities Fund’s. Oberweis Asset Management, Inc., the Fund’s investment advisor, has contractually agreed to reimburse fund expenses through April 30, 2017 to the extent necessary that Total Annual Fund Operating Expenses for OBIOX exceed 1.60% of average net assets.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

The MSCI Zhong Hua Small Cap Growth Index (Net) is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding A share classes, with minimum dividends reinvested net of withholding tax. The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Oberweis Micro-Cap Fund

At June 30, 2016 (Unaudited)

Asset Allocation (%)
Common Stocks	94.7
Other Assets in excess of Liabilities	5.3
100.0

Top Holdings (%)
inContact, Inc.	4.5
SkyWest, Inc.	2.4
CEVA, Inc.	2.3
Inphi Corp.	2.2
Patrick Industries, Inc.	2.1
Inogen, Inc.	2.0
Callidus Software, Inc.	1.9
Glaukos Corp.	1.9
Eldorado Resorts, Inc.	1.8
Central Garden & Pet Co.	1.8
Other Holdings	77.1
100.0

Top Industries (%)
Computer Services Software & Systems	9.0
Banks – Diversified	8.9
Semiconductors & Components	7.8
Healthcare Services	5.9
Building Materials	4.8
Medical Equipment	4.6
Utilities – Telecommunications	4.5
Pharmaceuticals	4.1
Consumer Services – Miscellaneous	3.9
Back Office Support	3.9
Other Industries	42.6
100.0

Oberweis Small-Cap Opportunities Fund

At June 30, 2016 (Unaudited)

Asset Allocation (%)
Common Stocks	96.1
Other Assets in excess of Liabilities	3.9
100.0

Top Holdings (%)
DexCom, Inc.	2.8
ABIOMED, Inc.	2.1
Inphi Corp.	2.1
Stamps.com, Inc.	1.9
Post Hldgs., Inc.	1.9
Patrick Industries, Inc.	1.9
SkyWest, Inc.	1.8
AMN Healthcare Services, Inc.	1.8
The Children’s Place, Inc.	1.7
LogMeIn, Inc.	1.7
Other Holdings	80.3
100.0

Top Industries (%)
Semiconductors & Components	7.8
Computer Services Software & Systems	5.8
Banks – Diversified	5.6
Building Materials	5.4
Biotechnology	5.4
Air Transport	4.8
Medical Equipment	4.2
Casinos & Gambling	3.8
Restaurants	3.4
Medical & Dental Instruments & Supplies	3.3
Other Industries	50.5
100.0

Oberweis Emerging Growth Fund

At June 30, 2016 (Unaudited)

Asset Allocation (%)
Common Stocks	99.3
Other Assets in excess of Liabilities	0.7
100.0

Top Holdings (%)
Ligand Pharmaceuticals, Inc.	4.0
Stamps.com, Inc.	3.6
DexCom, Inc.	3.6
Adastria Co. Ltd.	2.6
China Maple Leaf Educational Systems Ltd.	2.5
TAL Education Group	2.4
Genmab A/S	2.3
China Biologic Products, Inc.	2.3
Callidus Software, Inc.	2.2
CT Environmental Group Ltd.	2.2
Other Holdings	72.3
100.0

Top Industries (%)
Biotechnology	11.6
Software	10.2
Healthcare Providers & Services	9.5
Healthcare Equipment & Supplies	8.0
Internet Software & Services	7.6
Diversified Consumer Services	7.0
Semiconductors & Components	4.8
Internet & Catalog Retail	3.9
Specialty Retail	3.8
Auto Components	3.6
Other Industries	30.0
100.0

Oberweis China Opportunities Fund

At June 30, 2016 (Unaudited)

Asset Allocation (%)
Common Stocks	90.5
Other Assets in excess of Liabilities	9.5
100.0

Top Holdings (%)
iKang Healthcare Group, Inc. ADS	5.4
Qihoo 360 Technology Co. Ltd. ADS	5.2
Tencent Hldgs. Ltd.	5.0
China Biologic Products, Inc.	4.4
TAL Education Group ADS	3.8
Ctrip.com International Ltd. ADS	2.9
China Maple Leaf Educational Systems Ltd.	2.7
NetEase.com, Inc. ADS	2.6
Momo, Inc.	2.4
New Oriental Education & Technology Group, Inc. ADS	2.2
Other Holdings	63.4
100.0

Top Industries (%)
Internet Software & Services	20.8
Diversified Consumer Services	9.6
Healthcare Providers & Services	8.3
Internet & Catalog Retail	5.7
Biotechnology	4.4
Pharmaceuticals	3.4
Automobiles	3.4
Independent Power Producers & Energy Traders	3.4
Real Estate Management & Development	3.3
Electrical Equipment	3.1
Other Industries	34.6
100.0

Oberweis International
Opportunities Fund

At June 30, 2016 (Unaudited)

Asset Allocation (%)
Common Stocks	97.2
Commercial Paper	1.2
Other Assets in excess of Liabilities	1.6
100.0

Top Holdings (%)
Brembo SpA	2.0
Admiral Group PLC	1.9
Open House Co. Ltd.	1.8
Genmab A/S	1.8
Aggreko PLC	1.8
Hochtief AG	1.8
Deutsche Wohnen AG	1.8
Micro Focus International PLC	1.7
Lion Corp.	1.7
Gamesa Corp. Technologica SA	1.7
Other Holdings	82.0
100.0

Top Industries (%)
Real Estate Management & Development	7.0
Hotels, Restaurants & Leisure	6.1
Construction & Engineering	5.6
Specialty Retail	4.7
Software	4.5
Biotechnology	4.0
Food Products	3.7
Machinery	3.3
Auto Components	3.2
Healthcare Equipment & Supplies	3.1
Other Industries	54.8
100.0

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
Equities – 94.7%
AIR TRANSPORT – 2.4%
SkyWest, Inc.	46,900	$1,240,974
AUTO PARTS – 2.1%
Cooper-Standard Hldgs., Inc.*	6,500	513,435
Motorcar Parts of America, Inc.*	22,300	606,114
		1,119,549
BACK OFFICE SUPPORT – 3.9%
Navigant Consulting, Inc.*	39,400	636,310
NV5 Hldgs., Inc.*	30,700	873,108
The Hackett Group, Inc.	38,000	527,060
		2,036,478
BANKS – DIVERSIFIED – 8.9%
Bridge Bancorp, Inc.	12,100	343,640
CenterState Banks, Inc.	44,200	696,150
Customers Bancorp, Inc.*	29,900	751,387
Eagle Bancorp, Inc.*	13,880	667,767
First Internet Bancorp	25,000	595,500
Franklin Financial Network, Inc.*	15,000	470,400
Pacific Premier Bancorp, Inc.*	29,400	705,600
QCR Hldgs., Inc.	15,800	429,602
		4,660,046
BANKS – SAVINGS/THRIFTS & MORTGAGE LENDING – 0.9%
Banc of California, Inc.	25,500	461,550

BIOTECHNOLOGY – 1.9%
Ligand Pharmaceuticals, Inc.*	6,000	715,620
MacroGenics, Inc.*	6,400	172,736
Pacific Biosciences of California, Inc.*	13,600	95,676
		984,032
BUILDING MATERIALS – 4.8%
Gibraltar Industries, Inc.*	29,700	937,629
LSI Industries, Inc.	19,500	215,475
Patrick Industries, Inc.*	18,150	1,094,264
Quanex Building Products Corp.	13,900	258,401
		2,505,769
CASINOS & GAMBLING – 1.8%
Eldorado Resorts, Inc.*	63,700	967,921
CEMENT – 1.6%
US Concrete, Inc.*	13,500	822,285
COMMERCIAL VEHICLES & PARTS – 0.2%
Supreme Industries, Inc.	9,600	131,520

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
COMMUNICATIONS – 3.6%
ADTRAN, Inc.	36,000	$670,860
Extreme Networks, Inc.*	77,900	264,081
Gigamon, Inc.*	25,200	942,228
		1,877,169
COMPUTER SERVICES SOFTWARE & SYSTEMS – 9.0%
Autobytel, Inc.*	48,300	669,921
Brightcove, Inc.*	76,800	675,840
BroadSoft, Inc.*	16,200	664,281
Callidus Software, Inc.*	50,200	1,002,996
Carbonite, Inc.*	70,900	689,857
Mercury Systems, Inc.*	8,300	206,297
NCI, Inc.	47,500	667,375
The Rubicon Project, Inc.*	11,500	156,975
		4,733,542
COMPUTER TECHNOLOGY – 0.3%
PCM, Inc.*	11,800	131,452
CONSUMER SERVICES – MISCELLANEOUS – 3.9%
BG Staffing, Inc.*	26,000	491,920
Nutrisystem, Inc.	28,800	730,368
XO Group, Inc.*	48,300	841,869
		2,064,157
ENGINEERING & CONTRACTING SERVICES – 2.0%
Mistras Group, Inc.*	21,200	506,044
VSE Corp.	8,000	534,400
		1,040,444
FINANCIAL DATA & SYSTEMS – 0.2%
Planet Payment, Inc.*	25,000	112,250
HEALTHCARE MANAGEMENT – 0.6%
HealthEquity, Inc.*	10,600	322,081
HEALTHCARE SERVICES – 5.9%
Almost Family, Inc.*	13,120	559,043
AMN Healthcare Services, Inc.*	23,000	919,310
BioTelemetry, Inc.*	42,600	694,380
LHC Group, Inc.*	21,300	921,864
		3,094,597
HOUSEHOLD EQUIPMENT & PRODUCTS – 1.8%
Central Garden & Pet Co.*	42,100	961,143
LEISURE TIME – 1.8%
Nautilus, Inc.*	52,200	931,248

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 0.6%
OraSure Technologies, Inc.*	55,000	$325,050
MEDICAL EQUIPMENT – 4.6%
Digirad Corp.	78,690	405,253
Glaukos Corp.*	33,600	979,776
Inogen, Inc.*	20,500	1,027,255
		2,412,284
MEDICAL SERVICES – 1.2%
Neogenomics, Inc.*	77,000	619,080
OIL CRUDE PRODUCER – 3.4%
Callon Petroleum Co.*	57,900	650,217
Earthstone Energy, Inc.*	50,000	539,000
Ring Energy, Inc.*	69,400	612,108
		1,801,325
PAPER – 1.4%
Clearwater Paper Corp.*	11,600	758,292
PERSONAL CARE – 1.4%
Orchids Paper Products Co.	19,900	707,843
PHARMACEUTICALS – 4.1%
Amphastar Pharmaceuticals, Inc.*	27,200	438,464
Cambrex Corp.*	17,300	894,929
Heska Corp.*	21,544	800,790
		2,134,183
PRODUCTION TECHNOLOGY EQUIPMENT – 1.8%
CyberOptics Corp.*	14,609	218,843
Ultra Clean Hldgs., Inc.*	123,000	699,870
		918,713
RECREATIONAL VEHICLES & BOATS – 1.0%
MCBC Hldgs., Inc.	49,700	549,185
RESTAURANTS – 1.1%
Potbelly Corp.*	45,700	573,078
SCIENTIFIC INSTRUMENTS – POLLUTION CONTROL – 1.2%
Heritage-Crystal Clean, Inc.*	52,000	634,920
SEMICONDUCTORS & COMPONENTS – 7.8%
CEVA, Inc.*	45,000	1,222,650
EMCORE Corp.*	49,200	292,248
GigPeak, Inc.*	269,700	528,612
Inphi Corp.*	36,800	1,178,704
MaxLinear, Inc.*	49,300	886,414
		4,108,628

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
TECHNOLOGY – MISCELLANEOUS – 0.6%
Key Tronic Corp.*	39,000	$293,670
TEXTILES – APPAREL & SHOES – 2.4%
Perry Ellis International, Inc.*	25,500	513,060
Sequential Brands Group, Inc.*	93,601	746,936
		1,259,996
UTILITIES – TELECOMMUNICATIONS – 4.5%
inContact, Inc.*	171,000	2,368,350
Total Equities
(Cost: $42,681,411)		$49,662,804
Total Investments – 94.7%
(Cost: $42,681,411)		$49,662,804
Other Assets Less Liabilities – 5.3%		2,755,198
Net Assets – 100%		$52,418,002

Cost of Investments is $42,994,794 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$7,941,955
Gross unrealized depreciation	(1,273,945)
Net unrealized appreciation	$6,668,010

* Non-income producing security during the period ended June 30, 2016

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
Equities – 96.1%
AEROSPACE – 1.2%
HEICO Corp.	1,600	$106,896
AIR TRANSPORT – 4.8%
Atlas Air Worldwide Hldgs., Inc.*	3,100	128,402
SkyWest, Inc.	6,100	161,406
Spirit Airlines, Inc.*	2,800	125,636
		415,444
AUTO PARTS – 2.0%
Cooper-Standard Hldgs., Inc.*	1,100	86,889
Tenneco, Inc.*	1,800	83,898
		170,787
BACK OFFICE SUPPORT – 1.6%
Insperity, Inc.	600	46,338
On Assignment, Inc.*	2,400	88,680
		135,018
BANKS – DIVERSIFIED – 5.6%
Eagle Bancorp, Inc.*	1,200	57,732
Enterprise Financial Services Corp.	3,500	97,615
Heartland Financial USA, Inc.	3,300	116,457
Pacific Premier Bancorp, Inc.*	4,700	112,800
PrivateBancorp, Inc.	2,300	101,269
		485,873
BANKS – SAVINGS, THRIFT & MORTGAGE LENDING – 0.7%
Flagstar Bancorp, Inc.*	2,300	56,143
BIOTECHNOLOGY – 5.4%
Acceleron Pharma, Inc.*	500	16,990
Acorda Therapeutics, Inc.*	600	15,303
Five Prime Therapeutics, Inc.*	400	16,540
INC Research Hldgs., Inc.*	2,700	102,890
Ligand Pharmaceuticals, Inc.*	900	107,343
Neurocrine Biosciences, Inc.*	1,100	49,995
Ophthotech Corp.*	400	20,412
PRA Health Sciences, Inc.*	2,300	96,048
Prothena Corp. PLC*	500	17,480
Ultragenyx Pharmaceutical, Inc.*	500	24,455
		467,456

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
BUILDING MATERIALS – 5.4%
Builders FirstSource, Inc.*	9,700	$109,076
Gibraltar Industries, Inc.*	2,700	85,239
Masonite International Corp.*	800	52,912
Patrick Industries, Inc.*	2,700	162,783
Trex Co. Inc.*	1,400	62,888
		472,898
BUILDING – ROOFING, WALLBOARD & PLUMBING – 0.6%
USG Corp.*	2,000	53,920
CASINOS & GAMBLING – 3.8%
Boyd Gaming Corp.*	7,800	143,520
Eldorado Resorts, Inc.*	6,000	91,170
Penn National Gaming, Inc.*	7,000	97,510
		332,200
CHEMICALS – DIVERSIFIED – 2.2%
Cabot Corp.	900	41,094
Huntsman Corp.	3,000	40,350
PolyOne Corp.	3,100	109,244
		190,688
COMMERCIAL VEHICLES & PARTS – 2.3%
Oshkosh Corp.	3,100	147,901
Wabash National Corp.*	4,400	55,880
		203,781
COMMUNICATIONS – 1.7%
Gigamon, Inc.*	4,000	149,560
COMPUTER SERVICES SOFTWARE & SYSTEMS – 5.8%
Callidus Software, Inc.*	7,300	145,854
CyberArk Software Ltd.*	1,800	87,462
LogMeIn, Inc.*	2,400	152,232
RealPage, Inc.*	5,600	125,048
		510,596
CONSUMER SERVICES – MISCELLANEOUS – 1.9%
Stamps.com, Inc.*	1,900	166,098
ELECTRONIC COMPONENTS – 1.7%
Rogers Corp.*	2,400	146,640
ELECTRONIC ENTERTAINMENT – 1.0%
Dolby Laboratories, Inc.	1,900	90,915
ENGINEERING & CONTRACTING SERVICES – 1.2%
Dycom Industries, Inc.*	1,200	107,712

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
FINANCIAL DATA & SYSTEMS – 0.8%
CoreLogic, Inc.*	1,800	$69,264
FOODS – 2.6%
Post Hldgs., Inc.*	2,000	165,380
United National Foods, Inc.*	1,400	65,520
		230,900
FOREST PRODUCTS – 0.5%
Universal Forest Products, Inc.	500	46,345
HEALTHCARE FACILITIES – 2.8%
AmSurg Corp.*	1,500	116,325
VCA, Inc.*	1,900	128,459
		244,784
HEALTHCARE MANAGEMENT – 0.6%
HealthEquity, Inc.*	1,700	51,655
HEALTHCARE SERVICES – 1.8%
AMN Healthcare Services, Inc.*	3,900	155,883
HOTEL & MOTEL – 0.7%
Extended Stay America, Inc.	3,800	56,810
HOUSEHOLD EQUIPMENT AND PRODUCTS – 1.6%
Helen of Troy Ltd.*	1,400	143,976
HOUSEHOLD FURNISHINGS – 2.2%
Ethan Allen Interiors, Inc.	2,700	89,208
Select Comfort Corp.*	4,800	102,624
		191,832
LEISURE TIME – 1.3%
Nautilus, Inc.*	6,300	112,392
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 3.3%
ABIOMED, Inc.*	1,700	185,793
NuVasive, Inc.*	1,700	101,524
		287,317
MEDICAL EQUIPMENT – 4.2%
DexCom, Inc.*	3,100	245,923
Inogen, Inc.*	2,500	125,275
		371,198
MULTI-LINE INSURANCE – 1.4%
National General Hldgs. Corp.	5,900	126,378
OFFICE SUPPLIES & EQUIPMENT – 1.3%
Knoll, Inc.	4,700	114,116

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
OIL CRUDE PRODUCER – 1.9%
Callon Petroleum Co.*	6,500	$72,995
Diamondback Energy, Inc.*	1,000	91,210
		164,205
OIL WELL EQUIPMENT & SERVICES – 0.7%
Core Laboratories NV	500	61,945
PHARMACEUTICALS – 1.5%
Cambrex Corp.*	2,600	134,498
RESTAURANTS – 3.4%
BJ's Restaurants, Inc.*	2,000	87,660
Dave & Buster's Entertainment, Inc.*	3,100	145,049
Sonic Corp.	2,300	62,215
		294,924
SCIENTIFIC INSTRUMENTS – ELECTRICAL – 0.5%
A.O. Smith Corp.	500	44,055
SCIENTIFIC INSTRUMENTS – GAUGES & METERS – 1.0%
Itron, Inc.*	2,100	90,510
SEMICONDUCTORS & COMPONENTS – 7.8%
CEVA, Inc.*	4,400	119,548
Inphi Corp.*	5,800	185,774
MaxLinear, Inc.*	6,600	118,668
Monolithic Power Systems, Inc.	1,800	122,976
Semtech Corp.*	5,500	131,065
		678,031
SPECIALTY CHEMICALS – 0.7%
Stepan Co.	1,100	65,483
SPECIALTY MACHINERY – 1.3%
Albany International Corp.	2,800	111,804
SPECIALTY RETAIL – 3.3%
Burlington Stores, Inc.*	2,000	133,420
The Children's Place, Inc.*	1,900	152,342
		285,762
Total Equities
(Cost: $7,387,948)		$8,396,692
Total Investments – 96.1%
(Cost: $7,387,948)		$8,396,692
Other Assets Less Liabilities – 3.9%		340,480
Net Assets – 100%		$8,737,172

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2016 (Unaudited)

Cost of Investments is $7,452,508 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,164,485
Gross unrealized depreciation	(220,301)
Net unrealized appreciation	$944,184

* Non-income producing security during the period ended June 30, 2016

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUNDa

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
Equities – 99.3%
AUSTRALIA – 1.1%
Cochlear Ltd.*	5,800	$529,205
CANADA – 1.7%
CCL Industries, Inc.	2,700	469,867
Cott Corp.	25,000	349,000
		818,867
CHINA – 16.5%
China Biologic Products, Inc.*	10,200	1,084,464
China Maple Leaf Educational Systems Ltd.	1,302,000	1,174,822
China Online Education Group ADS*	50,000	991,500
CT Environmental Group Ltd.	3,542,000	1,030,490
Dynagreen Environmental Protection Group Co. Ltd.	1,608,000	708,232
Momo, Inc. ADS*	78,000	788,580
TAL Education Group ADS*	18,600	1,154,316
Vipshop Hldgs. Ltd. ADS*	84,900	948,333
		7,880,737
DENMARK – 2.3%
Genmab A/S*	6,000	1,094,075
FINLAND – 1.2%
Ponsse OYJ*	9,400	238,886
Verkkokauppa.com OYJ	45,100	348,348
		587,234
FRANCE – 1.5%
Nexity SA	9,700	490,682
Sartorius Stedim Biotech	2,835	191,174
		681,856
GERMANY – 2.8%
Stabilus SA*	16,100	766,164
Zooplus AG*	4,000	568,105
		1,334,269
ISRAEL – 1.2%
CyberArk Software Ltd.*	11,600	563,644
JAPAN – 9.4%
Adastria Co. Ltd.	31,400	1,244,279
Japan Lifeline Co. Ltd.*	17,500	708,760
Kajima Corp.	88,000	611,312
Nexon Co. Ltd.	46,500	688,202
Tsuruha Hldgs., Inc.	5,000	605,443
W-Scope Corp.*	26,600	629,255
		4,487,251

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUNDa (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
SPAIN – 0.7%
CIE Automotive SA	19,000	$319,949
SWEDEN – 7.3%
Evolution Gaming Group AB	16,900	509,677
Lifco AB	13,200	379,948
Mycronic AB	87,200	651,962
NetEnt AB	53,148	526,347
RaySearch Laboratories AB	66,400	933,918
Swedish Orphan Biovitrum AB*	38,400	471,417
		3,473,269
UNITED KINGDOM – 4.6%
888 Hldgs. PLC*	115,000	313,448
Aggreko PLC*	30,000	513,071
JD Sports Fashion PLC	37,600	579,677
Micro Focus International PLC*	27,700	597,582
Powerflute OYJ	219,200	204,989
		2,208,767
UNITED STATES OF AMERICA – 49.0%
ABIOMED, Inc.*	4,800	524,592
Adeptus Health, Inc.*	7,900	408,114
AMN Healthcare Services, Inc.*	22,700	907,319
Callidus Software, Inc.*	52,200	1,042,956
Callon Petroleum Co.*	50,000	561,500
Cambrex Corp.*	12,100	625,933
CEVA, Inc.*	15,000	407,550
Cooper-Standard Hldg., Inc.*	11,700	924,183
DexCom, Inc.*	21,700	1,721,461
Diamondback Energy, Inc.*	8,000	729,680
Diplomat Pharmacy, Inc.*	24,238	848,330
Eldorado Resorts, Inc.*	39,000	592,605
Gigamon, Inc.*	25,000	934,750
HealthEquity, Inc.*	27,100	823,433
Inogen, Inc.*	17,400	871,914
Inphi Corp.*	31,300	1,002,539
Ligand Pharmaceuticals, Inc.*	15,900	1,896,393
LogMeIn, Inc.*	8,800	558,184
MaxLinear, Inc.*	50,000	899,000
MiMedx Group, Inc.*	126,200	1,007,076
Nautilus, Inc.*	24,100	429,944
Patrick Industries, Inc.*	8,800	530,552
Pegasystems, Inc.	17,800	479,710
PrivateBancorp, Inc.	13,100	576,793
SkyWest, Inc.	15,700	415,422
Stamps.com, Inc.*	19,800	1,730,916
Tenneco, Inc.*	10,000	466,100

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUNDa (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
The Rubicon Project, Inc.*	40,000	$546,000
U.S. Concrete, Inc.*	7,500	456,825
VCA, Inc.*	7,000	473,270
		23,393,044
Total Equities
(Cost: $41,213,299)		$47,372,167
Total Investments – 99.3%
(Cost: $41,213,299)		$47,372,167
Other Assets Less Liabilities – 0.7%		327,048
Net Assets – 100%		$47,699,215

Cost of Investments is $41,453,606 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$7,312,590
Gross unrealized depreciation	(1,394,029)
Net unrealized appreciation	$5,918,561

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended June 30, 2016

ADS — American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	22.1%
Consumer Staples	2.0%
Energy	2.7%
Financials	2.3%
Health Care	32.5%
Industrials	7.9%
Information Technology	23.9%
Materials	3.7%
Utilities	2.2%

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUNDa

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
Equities – 90.5%
AIR FREIGHT & LOGISTICS – 0.5%
Kerry Logistics Network Ltd.	400,000	$516,874
AUTO COMPONENTS – 2.0%
Fuyao Glass Industry Group Co. Ltd.	150,000	349,087
Minth Group Ltd.	500,000	1,614,442
		1,963,529
AUTOMOBILES – 3.4%
Geely Automobile Hldgs. Ltd.	2,200,000	1,199,974
Guangzhou Automobile Group Co. Ltd.	1,800,000	2,159,995
		3,359,969
BEVERAGES – 0.9%
Wuliangye Yibin Co. Ltd.*	180,000	885,890
BIOTECHNOLOGY – 4.4%
China Biologic Products, Inc.*	41,000	4,359,120
CHEMICALS – 0.8%
Bloomage BioTechnology Corp. Ltd.	500,000	778,515
COMMERCIAL SERVICE & SUPPLY – 1.6%
China Everbright International Ltd.	500,000	559,074
Dynagreen Environmental Protection Group Co. Ltd.	2,300,000	1,013,019
		1,572,093
COMMUNICATIONS EQUIPMENT – 0.8%
Yangtze Optical Fibre and Cable Joint Stock Ltd.	700,000	795,272
CONSTRUCTION MATERIALS – 1.2%
Anhui Conch Cement Co. Ltd.	500,000	1,210,612
DIVERSIFIED CONSUMER SERVICES – 9.6%
China Maple Leaf Educational Systems Ltd.	2,900,000	2,616,732
China Online Education Group ADS*	50,000	991,500
New Oriental Education & Technology Group, Inc. ADS*	52,000	2,177,760
TAL Education Group ADS*	60,000	3,723,600
		9,509,592
ELECTRICAL EQUIPMENT – 3.1%
Guoxuan High-Tech Co. Ltd.	150,000	902,104
Xinjiang Goldwind Science & Technology Co. Ltd.	800,000	1,100,568
Zhuzhou CRRC Times Electric Co. Ltd.	200,000	1,110,839
		3,113,511
ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.3%
Tongda Group Hldgs. Ltd.	4,500,000	884,095
Truly International Hldgs. Ltd.*	2,950,000	1,421,024
		2,305,119

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUNDa (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
HEALTHCARE PROVIDERS & SERVICES – 8.3%
Harmonicare Medical Hldgs. Ltd.	1,700,000	$787,757
iKang Healthcare Group, Inc. ADS*	290,000	5,318,600
Phoenix Healthcare Group Co. Ltd.*	1,500,000	2,086,477
		8,192,834
HOTELS, RESTAURANTS & LEISURE – 1.3%
Tuniu Corp. ADS*	150,000	1,264,500
HOUSEHOLD DURABLES – 1.0%
Hangzhou Robam Appliances Co. Ltd.	184,872	1,027,084
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 3.4%
Canvest Environmental Protection Group Co. Ltd.*	1,700,000	772,440
China Longyuan Power Group Corp. Ltd.	1,250,000	1,043,506
Huaneng Renewables Corp. Ltd.	4,500,000	1,506,129
		3,322,075
INTERNET & CATALOG RETAIL – 5.7%
Ctrip.com International Ltd. ADS*	70,000	2,884,000
JD.com, Inc. ADS*	80,000	1,698,400
Vipshop Hldgs. Ltd. ADS*	92,000	1,027,640
		5,610,040
INTERNET SOFTWARE & SERVICES – 20.8%
21Vianet Group, Inc. ADS*	190,400	1,943,984
Alibaba Group Hldg. Ltd. ADS*	27,000	2,147,310
Bitauto Hldgs. Ltd.*	55,000	1,482,800
Momo, Inc.*	230,000	2,325,300
NetEase.com, Inc. ADS	13,200	2,550,504
Qihoo 360 Technology Co. Ltd. ADS*	69,650	5,087,933
Tencent Hldgs. Ltd.	216,500	4,966,440
		20,504,271
MACHINERY – 1.1%
Han's Laser Technology Industry Group Co. Ltd.	300,000	1,042,179
METALS & MINING – 2.2%
Fosun International Ltd.	1,400,000	1,820,644
Zhaojin Mining Industry Co. Ltd.	300,000	319,048
		2,139,692
PAPER & FOREST PRODUCTS – 0.0%
China Forestry Hldgs. Ltd.*	5,760,000	—

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUNDa (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
PHARMACEUTICALS – 3.4%
CSPC Pharmaceuticals Group Ltd.	2,200,000	$1,965,626
Jiangsu Hengrui Medicine Co. Ltd.	180,000	1,090,900
Sino Biopharmaceutical Ltd.*	500,000	328,160
		3,384,686
REAL ESTATE – 1.2%
SouFun Hldgs. Ltd. ADS*	230,000	1,156,900
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.3%
China Overseas Land & Investment Ltd.	500,000	1,593,928
China Resources Land Ltd.	500,000	1,178,227
Dalian Wanda Commercial Properties Co. Ltd.	77,000	476,548
		3,248,703
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT – 2.1%
Xinyi Solar Hldgs. Ltd.	5,100,000	2,025,972
SPECIALTY RETAIL – 1.0%
Pou Sheng International Hldgs. Ltd.*	3,500,000	1,016,782
TEXTILES, APPAREL & LUXURY GOODS – 3.0%
Li Ning Co. Ltd.*	1,500,000	734,136
Shenzhou International Group Hldgs. Ltd.	450,000	2,176,051
		2,910,187
TRANSPORTATION INFRASTRUCTURE – 0.3%
Jiangsu Expressway Co. Ltd.	200,000	279,298
UTILITIES – WATER – 1.8%
CT Environmental Group Ltd.	6,000,000	1,745,608
Total Equities
(Cost: $83,671,738)		$89,240,907
Total Investments – 90.5%
(Cost: $83,671,738)		$89,240,907
Other Assets Less Liabilities – 9.5%		9,362,230
Net Assets – 100.0%		$98,603,137

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUNDa (continued)

Schedule of Investments June 30, 2016 (Unaudited)

Cost of Investments is $84,291,832 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$13,431,027
Gross unrealized depreciation	(8,481,952)
Net unrealized appreciation	$4,949,075

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended June 30, 2016

ADS — American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People's Republic of China and Hong Kong)	90.5%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUNDa

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
Equities – 97.2%
AUSTRALIA – 7.5%
Aristocrat Leisure Ltd.	880,930	$9,164,681
Cochlear Ltd.	118,000	10,766,585
Domino's Pizza Enterprises Ltd.	237,600	12,226,689
Evolution Mining Ltd.*	5,382,000	9,405,655
Premier Investments Ltd.	298,800	3,210,696
Treasury Wine Estates Ltd.	1,141,801	7,934,444
Vocus Communications Ltd.	1,300,300	8,262,646
		60,971,396
BELGIUM – 1.9%
Ion Beam Applications SA	104,465	4,949,283
NV Bekaert SA	250,900	10,929,283
		15,878,566
CANADA – 8.0%
CCL Industries, Inc.	42,940	7,472,623
Cott Corp.	802,174	11,198,349
Dollarama, Inc.	171,000	11,938,235
FirstService Corp.	124,878	5,711,332
Maple Leaf Foods, Inc.	447,000	9,545,457
Parex Resources, Inc.*	1,187,347	11,496,680
Quebecor, Inc.*	283,900	8,134,658
		65,497,334
CHINA – 2.4%
China Maple Leaf Educational Systems Ltd.	13,286,000	11,988,243
Sunny Optical Technology Group Co. Ltd.	2,156,000	7,590,951
		19,579,194
DENMARK – 6.3%
DFDS A/S*	198,900	8,730,490
Genmab A/S*	82,011	14,954,367
H Lundbeck A/S*	362,500	13,589,060
Rockwool International A/S*	9,245	1,672,866
Royal Unibrew A/S	135,560	6,064,146
SimCorp A/S	139,523	6,847,255
		51,858,184
FINLAND – 2.4%
Huhtamaki OYJ	260,138	10,795,713
Outotec OYJ*	1,085,648	4,911,620
Valmet OYJ*	302,400	4,035,870
		19,743,203

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUNDa (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
FRANCE – 5.4%
Cellectis SA*	154,500	$4,101,854
IPSOS SA*	113,957	3,243,532
Nexity SA	209,226	10,583,850
SEB SA	87,302	10,526,581
Sopra Steria Group SA*	52,413	5,402,384
Teleperformance SA	122,800	10,460,404
		44,318,605
GERMANY – 4.7%
Aurelius AG	102,723	6,037,094
Deutsche Wohnen AG	431,100	14,678,211
Hochtief AG	113,800	14,692,867
Sixt SE	58,561	3,012,457
		38,420,629
IRELAND – 0.8%
Paddy Power Betfair PLC*	62,190	6,543,602
ITALY – 2.0%
Brembo SpA	301,511	16,609,003
JAPAN – 30.4%
Adastria Co. Ltd.	329,200	13,045,112
Asahi Intecc Co. Ltd.	204,700	10,002,958
Daifuku Co. Ltd.	493,300	8,834,907
Hirata Corp.*	40,100	2,612,377
Iida Group Hldgs. Co. Ltd.	484,700	9,926,207
JAC Recruitment Co. Ltd.*	285,500	4,810,206
Japan Lifeline Co. Ltd.*	254,200	10,295,239
Kajima Corp.	1,180,000	8,197,141
Koito Manufacturing Co. Ltd.	203,700	9,379,255
Kusuri No Aoki Co. Ltd.	125,700	8,201,904
Kyudenko Corp.*	382,400	11,318,702
Lion Corp.	845,000	13,942,081
Megmilk Snow Brand Co. Ltd.	373,300	13,024,020
MISUMI Group, Inc.	569,800	10,287,577
Nexon Co. Ltd.	477,800	7,071,460
Nichirei Corp.	872,000	8,044,912
Nihon Trim Co. Ltd.*	61,500	4,273,471
Obayashi Corp.	668,500	7,117,458
Open House Co. Ltd.*	550,600	15,082,132
SanBio Co. Ltd.*	111,300	1,879,376
Shimamura Co. Ltd.	86,700	12,899,809
Shinoken Group Co. Ltd.	166,600	4,496,439
Stella Chemifa Corp.*	170,400	5,828,755
Tsuruha Hldgs., Inc.	110,400	13,368,182
Ulvac, Inc.	437,700	13,435,027
Unizo Hldgs. Co. Ltd.*	180,600	7,185,854

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUNDa (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
V Technology Co. Ltd.*	74,100	$8,506,356
W-Scope Corp.	264,400	6,254,697
		249,321,614
NETHERLANDS – 0.9%
BE Semiconductor Industries NV	274,728	7,433,327
SPAIN – 1.7%
Gamesa Corp. Technologica SA	686,900	13,685,859
SWEDEN – 4.6%
Evolution Gaming Group AB	171,835	5,182,273
Mycronic AB	521,763	3,901,027
Saab AB*	286,458	8,933,114
Swedish Orphan Biovitrum AB*	965,252	11,849,907
Unibet Group PLC	871,500	8,006,239
		37,872,560
SWITZERLAND – 2.2%
Swiss Life Hldg. AG	38,075	8,799,053
Temenos Group AG	180,993	9,033,673
		17,832,726
UNITED KINGDOM – 16.0%
888 Hldgs. PLC	1,655,900	4,513,386
Admiral Group PLC	567,164	15,420,715
Aggreko PLC	865,514	14,802,340
Auto Trader Group PLC	567,100	2,680,740
Cairn Energy PLC*	2,459,073	6,838,724
DCC PLC	145,100	12,768,298
Dominos Pizza Group PLC	1,013,700	4,503,624
easyJet PLC*	142,400	2,069,236
Henderson Group PLC*	964,900	2,743,132
IG Group Hldgs. PLC*	1,040,100	11,262,073
JD Sports Fashion PLC	605,264	9,331,314
Micro Focus International PLC	656,200	14,156,432
Paysafe Group PLC*	2,267,100	11,824,109
Persimmon PLC	143,300	2,778,727
Rightmove PLC	157,300	7,682,405
Weir Group PLC*	386,582	7,465,993
		130,841,248
Total Equities
(Cost: $706,753,192)		$796,407,050
Rights – 0.0%
AUSTRALIA
Vocus Communications Ltd.*	146,101	—
Total Rights
(Cost: $0)		$—

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUNDa (continued)

Schedule of Investments June 30, 2016 (Unaudited)

	FACE AMOUNT	VALUE
Commercial Paper – 1.2%
Prudential Financial 0.55% due 07/07/2016	10,000,000	$10,000,000
Total Commercial Paper
(Cost: $10,000,000)		$10,000,000
Total Investments – 98.4%
(Cost: $716,753,192)		$806,407,050
Other Assets Less Liabilities – 1.6%		13,528,311
Net Assets – 100%		$819,935,361

Cost of investments is $720,701,757 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$109,237,570
Gross unrealized depreciation	(23,532,277)
Net unrealized appreciation	$85,705,293

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended June 30, 2016

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	22.4%
Consumer Staples	11.1%
Energy	2.3%
Financials	12.4%
Health Care	10.1%
Industrials	20.1%
Information Technology	11.6%
Materials	6.2%
Telecommunication Services	1.0%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2016 (Unaudited)

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$49,662,804	$8,396,692
Cash	2,950,153	474,707
Receivable from securities sold	—	27,611
Dividends and interest receivable	12,477	1,926
Prepaid expenses	16,004	9,323
Total Assets	52,641,438	8,910,259
LIABILITIES
Payable for securities purchased	150,226	150,299
Payable to advisor (see note 2)	42,608	1,965
Payable to distributor	10,652	1,799
Accrued expenses	19,950	19,024
Total Liabilities	223,436	173,087
NET ASSETS	$52,418,002	$8,737,172
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	2,841,673	668,988
Net asset value, offering price and redemption price (see note 4)	$18.45	$13.06
ANALYSIS OF NET ASSETS
Capital	$47,134,602	$8,040,360
Accumulated net investment loss	(84,172)	(74,395)
Accumulated net realized losses on investments	(1,613,822)	(237,537)
Net unrealized appreciation/depreciation of investments	6,981,394	1,008,744
Net Assets	$52,418,002	$8,737,172
(a) Investment securities at cost	$42,681,411	$7,387,948

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2016 (Unaudited)  (continued)

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$47,372,167	$89,240,907	$806,407,050
Cash	170,511	7,851,383	11,346,148
Receivable from securities sold	191,729	1,469,921	2,517,878
Dividends and interest receivable	33,368	381,339	1,851,831
Prepaid expenses	15,846	23,270	71,230
Total Assets	47,783,621	98,966,820	822,194,137
LIABILITIES
Payable for securities purchased	—	129,840	1,117,925
Payable to advisor (see note 2)	33,251	101,399	719,846
Payable to distributor	9,780	20,280	169,408
Accrued expenses	41,375	112,164	251,597
Total Liabilities	84,406	363,683	2,258,776
NET ASSETS	$47,699,215	$98,603,137	$819,935,361
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	1,985,442	9,270,299	38,688,060
Net asset value, offering price and redemption price (see note 4)	$24.02	$10.64	$21.19
ANALYSIS OF NET ASSETS
Capital	$45,040,678	$98,003,508	$760,991,160
Accumulated net investment income (loss)	(216,455)	(238,594)	2,506,531
Accumulated net realized losses on investments and foreign currency transactions	(3,284,300)	(4,728,589)	(33,239,571)
Net unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,159,292	5,566,812	89,677,241
Net Assets	$47,699,215	$98,603,137	$819,935,361
(a) Investment securities at cost	$41,213,299	$83,671,738	$716,753,192

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2016 (Unaudited)

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
INVESTMENT INCOME
Dividends[a]	$318,673	$14,483
Total Income	318,673	14,483
EXPENSES
Investment advisory fees (see note 2)	147,190	17,776
Management fees (see note 2)	98,127	17,776
Distribution fees and shareholder services (see note 2)	61,329	11,109
Transfer agent fees and expenses	37,510	11,614
Custodian fees and expenses	28,832	25,242
Federal and state registration fees	13,399	10,866
Other	18,420	9,751
Total expenses before reimbursed expenses	404,807	104,134
Earnings credit (see note 5)	(1,962)	(220)
Expense reimbursement (see note 2)	—	(15,036)
Total Expenses	402,845	88,878
NET INVESTMENT LOSS	(84,172)	(74,395)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized losses on investment transactions	(1,533,504)	(588,544)
Change in net unrealized appreciation/depreciation on investments	3,681,961	221,142
Net realized/unrealized gains (losses) on investments	2,148,457	(367,402)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,064,285	$(441,797)

a Dividends are net of foreign withholding tax of $124 for the Small-Cap Opportunities Fund

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2016 (Unaudited) (continued)

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME
Interest	$—	$—	$91,264
Dividends[a]	199,596	781,043	8,488,279
Total Income	199,596	781,043	8,579,543
EXPENSES
Investment advisory fees (see note 2)	107,218	621,617	4,779,181
Management fees (see note 2)	95,305	—	—
Distribution fees and shareholder services (see note 2)	59,565	124,323	955,836
Transfer agent fees and expenses	37,960	95,470	588,326
Custodian fees and expenses	48,687	125,533	366,884
Federal and state registration fees	12,092	16,567	34,543
Other	25,004	41,866	159,508
Total expenses before reimbursed expenses	385,831	1,025,376	6,884,278
Earnings credit (see note 5)	(373)	(5,681)	(20,148)
Expense reimbursement (see note 2)	—	—	(746,778)
Total Expenses	385,458	1,019,695	6,117,352
NET INVESTMENT INCOME (LOSS)	(185,862)	(238,652)	2,462,191
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized losses on investment transactions	(3,694,078)	(4,741,445)	(12,683,341)
Net realized gains (losses) on foreign currency transactions	3,944	(751)	51,873
Net realized losses on investment and foreign currency transactions	(3,690,134)	(4,742,196)	(12,631,468)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,624,553	(9,348,886)	9,333,090
Net realized/unrealized losses on investments and foreign currencies	(2,065,581)	(14,091,082)	(3,298,378)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,251,443)	$(14,329,734)	$(836,187)

a Dividends are net of foreign withholding tax of $26,356, $32,053, and $1,038,407 for the Emerging Growth Fund, China Opportunities Fund and International Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	MICRO-CAP FUND
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment loss	$(84,172)	$(407,739)
Net realized gains (losses) on investment transactions	(1,533,504)	1,175,847
Change in net unrealized appreciation/depreciation on investments	3,681,961	215,237
Net increase (decrease) in net assets resulting from operations	2,064,285	983,345
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	—	(1,484,884)
Net decrease in net assets from distributions	—	(1,484,884)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	7,936,570	26,522,414
Proceeds from reinvestment of distributions	—	1,371,936
Redemption of shares	(8,261,505)	(5,965,089)
Net increase (decrease) from capital share transactions	(324,935)	21,929,261
Total increase in net assets	1,739,350	21,427,722
NET ASSETS
Beginning of period	50,678,652	29,250,930
End of period	$52,418,002	$50,678,652
ACCUMULATED NET INVESTMENT LOSS	$(84,172)	$(407,739)
TRANSACTIONS IN SHARES
Shares sold	476,277	1,426,253
Shares issued in reinvestment of distributions	—	76,092
Less shares redeemed	(501,791)	(343,564)
Net increase (decrease) from capital share transactions	(25,514)	1,158,781

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment loss	$(74,395)	$(195,562)
Net realized gains (losses) on investment transactions	(588,544)	1,027,040
Change in net unrealized appreciation/depreciation on investments	221,142	(634,467)
Net increase (decrease) in net assets resulting from operations	(441,797)	197,011
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	—	(1,169,659)
Net decrease in net assets from distributions	—	(1,169,659)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	658,288	5,836,471
Proceeds from reinvestment of distributions	—	1,000,204
Redemption of shares	(2,276,588)	(3,345,337)
Net increase from capital share transactions	(1,618,300)	3,491,338
Total increase (decrease) in net assets	(2,060,097)	2,518,690
NET ASSETS
Beginning of period	10,797,269	8,278,579
End of period	$8,737,172	$10,797,269
ACCUMULATED NET INVESTMENT LOSS	$(74,395)	$(195,562)
TRANSACTIONS IN SHARES
Shares sold	52,175	362,199
Shares issued in reinvestment of distributions	—	72,531
Less shares redeemed	(184,042)	(212,186)
Net increase (decrease) from capital share transactions	(131,867)	222,544

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	EMERGING GROWTH FUND
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment loss	$(185,862)	$(562,489)
Net realized gains (losses) on investment and foreign currency transactions	(3,690,134)	7,409,717
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,624,553	(3,610,685)
Net increase (decrease) in net assets resulting from operations	(2,251,443)	3,236,543
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	—	(7,226,175)
Net decrease in net assets from distributions	—	(7,226,175)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	1,559,583	27,528,016
Proceeds from reinvestment of distributions	—	6,646,366
Redemption of shares	(8,456,926)	(21,312,251)
Net increase (decrease) from capital share transactions	(6,897,343)	12,862,131
Total increase (decrease) in net assets	(9,148,786)	8,872,499
NET ASSETS
Beginning of period	56,848,002	47,975,503
End of period	$47,699,216	$56,848,002
ACCUMULATED NET INVESTMENT LOSS	$(216,455)	$(600,135)
TRANSACTIONS IN SHARES
Shares sold	69,369	926,867
Shares issued in reinvestment of distributions	—	265,748
Less shares redeemed	(377,666)	(763,960)
Net increase (decrease) from capital share transactions	(308,297)	428,655

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment loss	$(238,652)	$(864,966)
Net realized gains (losses) on investments and foreign currency transactions	(4,742,196)	17,179,441
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(9,348,886)	(18,609,486)
Net increase (decrease) in net assets resulting from operations	(14,329,734)	(2,295,011)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	—	(11,677,091)
Net decrease in net assets from distributions	—	(11,677,091)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	8,316,875	18,023,686
Proceeds from reinvestment of distributions	—	10,736,968
Redemption of shares	(8,670,576)	(68,115,920)
Net increase (decrease) from capital share transactions	(353,701)	(39,355,266)
Total decrease in net assets	(14,683,435)	(53,327,368)
NET ASSETS
Beginning of period	113,286,572	166,613,940
End of period	$98,603,137	$113,286,572
ACCUMULATED NET INVESTMENT LOSS	$(238,594)	$(864,966)
TRANSACTIONS IN SHARES
Shares sold	757,586	1,208,747
Shares issued in reinvestment of distributions	—	879,359
Less shares redeemed	(807,546)	(4,853,991)
Net decrease from capital share transactions	(49,960)	(2,765,885)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment income	$2,462,191	$286,387
Net realized gains (losses) on investments and foreign currency transactions	(12,631,468)	10,573,163
Change in net unrealized appreciation/depreciation on investments and foreign currencies	9,333,090	57,909,173
Net increase (decrease) in net assets resulting from operations	(836,187)	68,768,723
FROM DISTRIBUTIONS
Distributions from net investment income	—	(1,400,220)
Net decrease in net assets from distributions	—	(1,400,220)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	237,249,191	418,081,174
Proceeds from reinvestment of distributions	—	1,228,531
Redemption of shares	(155,620,138)	(156,210,302)
Net increase from capital share transactions	81,629,053	263,099,403
Total increase in net assets	80,792,866	330,467,906
NET ASSETS
Beginning of period	739,142,495	408,674,589
End of period	$819,935,361	$739,142,495
ACCUMULATED NET INVESTMENT INCOME	$2,506,531	$286,387
TRANSACTIONS IN SHARES
Shares sold	11,690,706	20,359,500
Shares issued in reinvestment of distributions	—	57,274
Less shares redeemed	(7,649,057)	(7,787,453)
Net increase from capital share transactions	4,041,649	12,629,321

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2016 (Unaudited)

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds of which five are subject to this report: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, and the Oberweis International Opportunities Fund (collectively, “the Funds”) are each a series of the Trust.

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Emerging Growth Fund, the Oberweis China Opportunities Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2016:

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
Level 1 – Equities	$49,662,804	$8,396,692
Total Level 1	49,662,804	8,396,692
Level 2	—	—
Level 3	—	—
Total Investments	$49,662,804	$8,396,692

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND
Level 1 – Equities
Total Asia	$5,530,837	$41,754,292
Total Australia	—	—
Total Europe	2,039,590	—
Total North America	24,211,911	—
Total Level 1	31,782,338	41,754,292
Level 2 – Equities
Total Asia	7,400,795	47,486,615
Total Australia	529,205	—
Total Europe	7,659,829	—
Total Commercial Paper	—	—
Total Level 2	15,589,829	47,486,615
Level 3	—	—
Total Investments	$47,372,167	$89,240,907

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

INTERNATIONAL OPPORTUNITIES FUND
Level 1 – Equities
Total Asia	$—
Total Australia	8,262,646
Total Europe	4,513,386
Total North America	65,497,334
Total Level 1	78,273,366
Level 2 – Equities
Total Asia	268,900,808
Total Australia	52,708,750
Total Europe	396,524,126
Total Commercial Paper	10,000,000
Total Level 2	728,133,684
Level 3	—
Total Investments	$806,407,050

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

Significant transfers between Levels 1 and 2 included securities valued at $151,042, $19,603,459, and $275,293,771 at June 30, 2016 respectively for the Emerging Growth Fund, China Opportunities Fund, and International Opportunities Fund. These movements were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2015 but not at June 30, 2016.

For the six month period ended June 30, 2016, an equity security categorized as Level 3 in the fair value hierarchy held by the China Opportunities Fund resumed trading and transferred to Level 1 in the fair value hierarchy. The amount of transfers out of Level 3 and into Level 1 was $322,576.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets,

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the close of the NYSE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2016. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the period ended June 30, 2016, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$1,484,884	$1,484,884
Emerging Growth Fund	—	7,226,175	7,226,175
Small-Cap Opportunities Fund	—	1,169,659	1,169,659
China Opportunities Fund	—	11,677,091	11,677,091
International Opportunities Fund	1,400,220	—	—

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

The China Opportunities Fund includes $1,852,920 of earnings and profit distributed, equalization, to shareholders on redemptions of shares which the Fund designates as additional long-term capital distribution.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$2,209,025	$2,209,025
Emerging Growth Fund	—	4,193,781	4,193,781
Small-Cap Opportunities Fund	—	954,247	954,247
China Opportunities Fund	1,093,300	20,401,037	21,494,337

No distributions were required for the International Opportunities Fund.

As of December 31, 2015, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Expires 2017 (Pre-Enactment)		Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term	Short-Term	Long-Term
Micro-Cap Fund	$—	$—	$—	$—
Emerging Growth Fund	—	—	—	—
Small-Cap Opportunities Fund	—	—	—	—
China Opportunities Fund	—	—	—	—
International Opportunities Fund	—	—	10,607,982	—

The International Opportunities Fund utilized $446,189 of its capital loss carryforwards during the year ended December 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010 (the“Act"), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2015, the following Funds deferred to January 1, 2016 post-October capital losses and Qualified late-year losses:

	Post-October Capital Losses	Qualified Late-Year Losses
Micro-Cap Fund	$—	$—
Emerging Growth Fund	—	—
Small-Cap Opportunities Fund	—	—
China Opportunities Fund	—	—
International Opportunities Fund	3,494,369	64,174

As of December 31, 2015 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income (Deficit)	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Appreciation Foreign Currency Translations
Micro-Cap Fund	$—	$30,182	$—	$3,188,933	$—
Emerging Growth Fund	—	490,673	—	4,419,755	(447)
Small-Cap Opportunities Fund	—	381,793	—	756,816	—
China Opportunities Fund	—	487,133	—	14,442,230	—
International Opportunities Fund	—	—	(14,166,525)	73,952,445	(5,532)

Accumulated capital and other losses consists of capital loss carryovers and qualified late-year losses. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on PFICs.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2016, open Federal tax years include the tax years ended 2012 through 2016. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund and International Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2016, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $147,190, $107,218, and $17,776, respectively. For the period ended June 30, 2016, the China Opportunities Fund and International Opportunities Fund incurred investment advisory and management fees totaling $621,617 and $4,779,181, respectively.

Management agreement.  For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2016, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $98,127, $95,305, and $17,776, respectively.

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. OAM is also contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2016 OAM reimbursed the Small-Cap Opportunities Fund and the International Opportunities Fund in the amount of $15,036 and $746,778, respectively.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2016, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2016, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund incurred distribution fees totaling $61,329, $59,565, $11,109, $124,323 and $955,836, respectively.

Affiliated Commissions.  For the period ended June 30, 2016, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2016, other than options written and money market investments, aggregated $28,464,614 and $28,141,029, respectively, for the Micro-Cap Fund, $34,783,070 and $41,931,576, respectively, for the Emerging Growth Fund, $7,144,888 and $8,747,625, respectively, for the Small-Cap Opportunities Fund, $58,821,160 and $66,314,585, respectively, for the China Opportunities Fund and $624,703,440 and $508,343,936, respectively, for the International Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2016.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2016.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, and International Opportunities Fund were $15,994, $1,263, $60, $4,737 and $266,314, respectively, for the period ended June 30, 2016, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2016, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund received credits of $1,962, $373, $220, $5,681 and $20,148, respectively. During the period ended June 30, 2016, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund incurred interest charges of $386, $3,031, $314, $0 and $853, respectively, which is included in custodian fees and expenses in the statement of operations.

6. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

At its February 18, 2016 meeting, the Trust’s Board of Trustees (the “Board”) and the Trust’s Audit Committee approved BBD LLP as the Funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP (“PwC”) was previously engaged as the independent registered public accounting firm to audit the Funds’ financial statements. PwC issued reports on the Funds’ financial statements from 2002 through 2015. During that period ended December 31, 2015 the reports from PwC did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. The Funds had no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows

	MICRO-CAP FUND
	Six Months Ended June 30, 2016 (Unaudited)		Years Ended December 31,
			2015	2014	2013	2012	2011
Net asset value at beginning of period	$17.68		$17.12	$20.05	$12.16	$11.20	$12.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.03)		(.24)	(.27)	(.20)	(.16)	(.18)
Net realized and unrealized gains (losses) on investments	.79		1.34	(1.32)	8.08	1.12	(.80)
Total from investment operations	.76		1.10	(1.59)	7.88	.96	(.98)
Redemption Fees[a]	.01		— [e]	.04	.01	— [e]	— [e]
Less distributions:
Distribution from net realized gains on investments	—		(.54)	(1.38)	—	—	—
Net asset value at end of period	$18.45		$17.68	$17.12	$20.05	$12.16	$11.20
Total Return (%)	4.36		6.38	(7.71)	64.88	8.57	(8.05)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$52,418		$50,679	$29,251	$35,925	$19,545	$21,140
Ratio of gross expenses to average net assets (%)	1.64	[c]	1.72	1.71	1.87	2.00	1.91
Ratio of net expenses to average net assets (%)[b]	1.64	[c]	1.72	1.71	1.86	2.00	1.91
Ratio of net investment loss to average net assets (%)	(.34)[c]		(1.35)	(1.38)	(1.28)	(1.31)	(1.53)
Portfolio turnover rate (%)	58	[d]	133	141	71	48	62

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

e Less than $0.005 per share.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2016 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Net asset value at beginning of period	$13.48	$14.32	$17.04	$12.08	$11.16	$11.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.10)	(.27)	(.26)	(.17)	(.20)	(.22)
Net realized and unrealized gains (losses) on investments	(.32)	1.02	(.64)	6.06	1.12	(.23)
Total from investment operations	(.42)	.75	(.90)	5.89	.92	(.45)
Redemption Fees[a]	— [e]	.02	— [e]	— [e]	— [e]	— [e]
Less distributions:
Distribution from net realized gains on investments	—	(1.61)	(1.82)	(.93)	—	—
Net asset value at end of period	$13.06	$13.48	$14.32	$17.04	$12.08	$11.16
Total Return (%)	(3.12)	5.10	(5.31)	48.87	8.24	(3.88)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$8,737	$10,797	$8,279	$9,392	$7,298	$7,579
Ratio of gross expenses to average net assets (%)	2.34 [c]	2.00	2.18	2.39	2.43	2.33
Ratio of net expenses to average net assets (%)[b]	2.00 [c]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.67)[c]	(1.72)	(1.62)	(1.18)	(1.61)	(1.87)
Portfolio turnover rate (%)	79 [d]	134	107	134	99	129

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

e Less than $0.005 per share.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	EMERGING GROWTH FUND
	Six Months Ended June 30, 2016 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Net asset value at beginning of period	$24.78	$25.72	$30.84	$19.68	$18.21	$20.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.09)	(.27)	(.39)	(.33)	(.28)	(.29)
Net realized and unrealized gains (losses) on investments	(.67)	2.86	(2.32)	11.48	1.75	(2.11)
Total from investment operations	(.76)	2.59	(2.71)	11.15	1.47	(2.40)
Redemption Fees[a]	— [e]	.02	.02	.01	— [e]	.02
Less distributions:
Distribution from net realized gains on investments	—	(3.55)	(2.43)	—	—	—
Net asset value at end of period	$24.02	$24.78	$25.72	$30.84	$19.68	$18.21
Total Return (%)	(3.07)	10.02	(8.75)	56.71	8.07	(11.56)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$47,699	$56,848	$47,976	$70,493	$58,444	$60,141
Ratio of gross expenses to average net assets (%)	1.62 [c]	1.51	1.49	1.53	1.57	1.47
Ratio of net expenses to average net assets (%)[b]	1.62 [c]	1.51	1.49	1.53	1.57	1.47
Ratio of net investment loss to average net assets (%)	(.78)[c]	(.95)	(1.32)	(1.35)	(1.43)	(1.39)
Portfolio turnover rate (%)	71 [d]	200	95	70	54	85

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

c Annualized.

d Not annualized.

e Less than $0.005 per share.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2016 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Net asset value at beginning of period	$12.15	$13.79	$16.83	$11.12	$8.70	$16.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.03)	(.09)	(.15)	(.08)	(.06)	(.11)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(1.48)	(.22)	(.93)	6.68	2.48	(6.36)
Total from investment operations	(1.51)	(.31)	(1.08)	6.60	2.42	(6.47)
Redemption Fees[a]	— [e]	.01	.02	.01	— [e]	.01
Less dividends and distributions:
Dividends from net investment income	—	—	(.10)	(.15)	—	—
Distribution from net realized gains on investments	—	(1.34)	(1.88)	(.75)	—	(1.47)
Total dividends and distributions	—	(1.34)	(1.98)	(.90)	—	(1.47)
Net asset value at end of period	$10.64	$12.15	$13.79	$16.83	$11.12	$8.70
Total Return (%)	(12.43)	(2.20)	(6.27)	59.56	27.82	(38.72)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$98,603	$113,287	$166,614	$199,209	$119,940	$119,819
Ratio of gross expenses to average net assets (%)	2.05 [c]	1.95	1.93	2.07	2.15	2.08
Ratio of net expenses to average net assets (%)[b]	2.05 [c]	1.95	1.93	2.07	2.15	2.08
Ratio of net investment loss to average net assets (%)	(1.67)[c]	(.61)	(.92)	(.59)	(.62)	(.76)
Portfolio turnover rate (%)	61 [d]	81	127	140	115	107

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

c Annualized.

d Not annualized.

e Less than $0.005 per share.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2015 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Net asset value at beginning of period	$21.33	$18.56	$19.45	$12.74	$9.74	$11.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	.07	.01	(.06)	(.01)	.09	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.22)	2.79	(.85)	6.99	3.12	(1.70)
Total from investment operations	(.15)	2.80	(.91)	6.98	3.21	(1.69)
Redemption Fees[a]	.01	.01	.02	.02	— [f]	— [f]
Less dividends and distributions:
Dividends from investment income	—	(.04)	—	(.09)	(.21)	(.18)
Distribution from net realized gains on investments	—	—	—	(.20)	—	—
Total dividends and distributions	—	(.04)	—	(.29)	(.21)	(.18)
Net asset value at end of period	$21.19	$21.33	$18.56	$19.45	$12.74	$9.74
Total Return (%)	(.66)	15.14	(4.58)	55.01	32.96	(14.50)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$819,935	$739,142	$408,675	$166,487	$20,751	$15,230
Ratio of gross expenses to average net assets (%)	1.80 [c]	1.85	1.89	2.20	2.86	2.65
Ratio of net expenses to average net assets (%)[b]	1.60 [c]	1.60	1.60	1.60	1.60	1.89
Ratio of net investment income (loss) to average net assets (%)	(.64)[c]	.05	(.33)	(.05)	.82	.12
Portfolio turnover rate (%)	70 [d]	214	212 [e]	176	280	257

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

e Excludes the value of portfolio securities delivered as a result of in-kind sales of the Fund's capital shares.

f Less than $0.005 per share.

THE OBERWEIS FUNDS

Supplemental Information (Unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Emerging Growth Fund, China Opportunities Fund, and International Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (Unaudited)  (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expense Paid during Period* 1/1/16– 6/30/16	Expense Ratio during Period 1/1/16– 6/30/16
MICRO-CAP FUND
Actual	$1,000.00	$1,043.60	$8.33	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.22	1.64%
SMALL-CAP OPPORTUNITIES FUND
Actual	$1,000.00	$968.80	$9.79	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$10.02	2.00%
EMERGING GROWTH FUND
Actual	$1,000.00	$969.30	$7.93	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.12	1.62%
CHINA OPPORTUNITIES FUND
Actual	$1,000.00	$875.70	$9.56	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.67	$10.27	2.05%
INTERNATIONAL OPPORTUNITIES FUND
Actual	$1,000.00	$993.40	$7.93	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.02	1.60%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor, Philadelphia, PA 19103

The Oberweis Funds

Micro-Cap Fund
Small-Cap Opportunities Fund
Emerging Growth Fund
China Opportunities Fund
International Opportunities Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

SEMI-ANNUAL REPORT

Oberweis International Opportunities Institutional Fund (OBIIX)

June 30, 2016

oberweisfunds.com

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER

Dear Fellow Shareholder:

During the second quarter, the Oberweis International Opportunities Institutional Fund returned +0.79% versus -0.69% for the MSCI World ex-US Small Cap Growth Index (the “benchmark”). Year-to-date, the Fund has returned -1.07% vs. -0.65% for the benchmark.

Global uncertainty rose rapidly toward the end of the second quarter after the United Kingdom voted to leave the European Union (EU), in what has been termed Brexit. Just prior to the vote, global markets rallied amid high expectations from both investors and London gambling sites that the UK would vote to remain in the EU. At the time, we believed that global markets were underestimating the likelihood that the UK could surprise the world by instead voting to leave. In the second quarter, we were underweight economically-sensitive businesses (which rallied into the vote but which we felt would be most sensitive to price declines if the outcome varied from expectations). Once the results were in, risk aversion increased and those same economically-sensitive companies sold off sharply. On a country basis, we were also generally underweight the UK heading into the Brexit vote. As has been true for much of the past year and a half, we’ve largely found better ideas elsewhere in Continental Europe relative to the UK. Additionally, within our UK holdings, some of our investments have a more international customer focus, which has helped to shield our UK holdings from waning domestic UK demand. As a result, the portfolio’s outperformance in the UK was the single most important return contributor for the first half.

Brexit will likely yield a slowdown in the UK economy, which may well spillover to the rest of the EU. After the vote, the Great Britain Pound (GBP) declined 14% versus the US dollar and global bond prices soared, pushing yields to subzero levels in countries like Germany and Japan. Gold and silver reacted positively to the uncertainty, rallying 7.3% and 21.2%, respectively, for the second quarter. Throughout the first half, we were negatively impacted by the sharp move higher in precious metals. The Materials sector, which includes Precious Metals as a sub-sector, was our second most negative contributing sector during the first half.

While economic data remains tepid in Japan, the Yen continued its move higher, appreciating by over 8%, and that is on top of a 6% increase in the first quarter. While Japan detracted from performance in the first quarter, it was our second best country contributor compared to the benchmark for the quarter. Despite continued currency headwinds, our Japanese holdings returned 7.97% in US dollar terms, compared to 5.47% for those in the benchmark during the second quarter.

PORTFOLIO HIGHLIGHTS

At the end of the first half, the portfolio was invested in 92 stocks in 16 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of the first half were Japan (30.0% vs. 29.4%), the United Kingdom (15.8% vs. 14.8%), Canada (7.7% vs. 9.8%), Australia (7.3% vs. 5.7%), and Denmark (6.2% vs. 1.4%). On a sector basis, the portfolio was overweight consumer discretionary (21.9% vs. 17.7%) and underweight materials (6.1% vs. 9.3%).

2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

Some of the top performers for the first half included: Japan Lifeline Co. Ltd. (7575 JP), which returned +92.6% and contributed 70 basis points to portfolio return; Genmab A/S (GEN DC), which returned +35.3% and contributed 60 bps; and V Technology Co. Ltd. (7717 JP), which returned +101.6% and contributed 48 bps. Some of the leading detractors for the first half included: Swedish Orphan Biovitrum (SOBI SS), which returned -24.0% and detracted 51 bps; Paddy Power Betfair PLC (PPB LN), which returned -30.0% and detracted 46 bps; and Mitsui Chemicals Inc. (4183 JP), which returned -33.3% and detracted 39 bps.

OUTLOOK

The Brexit event is likely to push the UK into an economic slowdown and an outright recession cannot be ruled out. We expect that, on the margin, investment and big consumption decisions are more likely to be put on hold until there is more economic and political clarity. However, such a slowdown appears to be already reasonably captured in stock prices for UK companies, many of which have already experienced downward earnings revisions. What is not clear is what actions the Bank of England (BoE) will take to counter such an economic slowdown. Already BoE Governor Mark Carney has suggested that lower interest rates and other monetary actions are possible if conditions warrant. Because of lower stock prices, diminished expectations, and the potential for UK stimulus, we have eliminated our underweight to the UK and are now weighted similarly to the benchmark.

The rest of the EU is also likely to experience a period of slowing growth given a potential decline in trade with the UK. Political uncertainty remains high, particularly in the face of upcoming elections this year in Italy and next year in France and Germany. Investors are also concerned about the European banking sector as Italian banks are under pressure and in need of additional capital. However, as long as inflation remains quite low, the ECB will remain accommodative. There is also the potential for the introduction of fiscal stimulus in an attempt to prop up growth.

From a sector perspective, the one notable change is that we reduced the underweight in industrials throughout the first half. This year we’ve began to find more industrial ideas where companies largely exposed to commodity spending were beginning to see signs of increased activity. That attracted our interest, since market expectations seem to still reflect continued negative trends. Valuations (as measured by P/Es) for our strategy holdings have also come down significantly since the beginning of the year. Generally strong fundamentals of our portfolio holding companies have resulted in positive earnings revisions, which we believe are not yet fully reflected in share prices.

We appreciate your investment in The Oberweis International Opportunities Institutional Fund and are grateful for the trust you have shown us. If you have any questions, please contact Brian Lee (institutional clients) or John Collins (advisory accounts) at (800) 323-6166. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

3

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2016)
Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBIIX	0.79	1.54	N/A	N/A	N/A	1.24	1.10

* Life of Fund returns are from commencement of operations on 03/10/14 for the Fund

** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/15. The expense ratio gross of any fee waivers or expense reimbursement was 1.28% the Fund. Oberweis Asset Management, Inc., the Fund’s investment advisor, has contractually agreed to reimburse Fund expenses through April 30, 2017 to the extent necessary that Total Annual Fund Operating Expenses for OBIIX exceed 1.10% of average net assets, respectively.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.

4

Oberweis International Opportunities
Institutional Fund

At June 30, 2016 (Unaudited)

Asset Allocation (%)
Common Stocks	95.3
Commercial Paper	2.7
Other Assets in excess of Liabilities	2.0
100.0

Top Holdings (%)
Brembo SpA	2.0
Admiral Group PLC	1.8
Open House Co. Ltd.	1.8
Genmab A/S	1.8
Lion Corp.	1.8
Aggreko PLC	1.8
Deutsche Wohnen AG	1.8
Hochtief AG	1.7
Micro Focus International PLC	1.7
Gamesa Corp. Technologica SA	1.6
Other Holdings	82.2
100.0

Top Industries (%)
Real Estate Management & Development	6.9
Hotels, Restaurants & Leisure	6.0
Construction & Engineering	5.5
Specialty Retail	4.6
Software	4.4
Biotechnology	3.9
Food Products	3.7
Machinery	3.3
Auto Components	3.1
Healthcare Equipment & Supplies	3.1
Other Industries	55.5
100.0

5

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUNDa

Schedule of Investments June 30, 2016 (Unaudited)

	SHARES	VALUE
Equities – 95.3%
AUSTRALIA – 7.3%
Aristocrat Leisure Ltd.	595,700	$6,197,315
Cochlear Ltd.	80,000	7,299,379
Domino’s Pizza Enterprises Ltd.	160,700	8,269,482
Evolution Mining Ltd.*	3,646,400	6,372,497
Premier Investments Ltd.	202,000	2,170,551
Treasury Wine Estates Ltd.	772,000	5,364,675
Vocus Communications Ltd.	881,200	5,599,511
		41,273,410
BELGIUM – 1.9%
Ion Beam Applications SA	70,400	3,335,371
NV Bekaert SA	169,300	7,374,761
		10,710,132
CANADA – 7.7%
CCL Industries, Inc.	28,872	5,024,443
Cott Corp.	541,500	7,559,340
Dollarama, Inc.	108,300	7,560,882
FirstService Corp.	79,088	3,617,113
Maple Leaf Foods, Inc.	298,000	6,363,638
Parex Resources, Inc.*	794,700	7,694,812
Quebecor, Inc.*	190,600	5,461,310
		43,281,538
CHINA – 2.3%
China Maple Leaf Educational Systems Ltd.	8,984,000	8,106,456
Sunny Optical Technology Group Co. Ltd.	1,465,000	5,158,044
		13,264,500
DENMARK – 6.2%
DFDS A/S*	134,300	5,894,946
Genmab A/S*	55,104	10,047,987
H Lundbeck A/S*	242,300	9,083,115
Rockwool International A/S*	6,200	1,121,879
Royal Unibrew A/S	91,460	4,091,375
SimCorp A/S	94,200	4,622,975
		34,862,277
FINLAND – 2.4%
Huhtamaki OYJ	173,900	7,216,840
Outotec OYJ*	732,900	3,315,740
Valmet OYJ*	204,400	2,727,949
		13,260,529
FRANCE – 5.3%
Cellectis SA*	104,200	2,766,428
IPSOS SA*	76,900	2,188,787
Nexity SA	141,100	7,137,646
SEB SA	58,900	7,101,963

See accompanying notes to the financial statements.

6

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUNDa

Schedule of Investments June 30, 2016 (Unaudited) (continued)

	SHARES	VALUE
Sopra Steria Group SA*	35,400	$3,648,797
Teleperformance SA	82,900	7,061,625
		29,905,246
GERMANY – 4.6%
Aurelius AG	69,300	4,072,804
Deutsche Wohnen AG	291,000	9,908,048
Hochtief AG	75,600	9,760,815
Sixt SE	39,500	2,031,933
		25,773,600
IRELAND – 0.8%
Paddy Power Betfair PLC*	40,392	4,250,027
ITALY – 2.0%
Brembo SpA	203,200	11,193,454
JAPAN – 30.0%
Adastria Co. Ltd.	222,800	8,828,830
Asahi Intecc Co. Ltd.	136,400	6,665,381
Daifuku Co. Ltd.	334,200	5,985,457
Hirata Corp.*	26,200	1,706,840
Iida Group Hldgs. Co. Ltd.	327,800	6,713,041
JAC Recruitment Co. Ltd.*	193,000	3,251,733
Japan Lifeline Co. Ltd.*	171,900	6,962,044
Kajima Corp.	798,000	5,543,490
Koito Manufacturing Co. Ltd.	137,800	6,344,925
Kusuri No Aoki Co. Ltd.	84,700	5,526,661
Kyudenko Corp.*	255,000	7,547,775
Lion Corp.	608,000	10,031,699
Megmilk Snow Brand Co. Ltd.	252,400	8,805,954
MISUMI Group, Inc.	385,900	6,967,315
Nexon Co. Ltd.	318,200	4,709,373
Nichirei Corp.	592,000	5,461,684
Nihon Trim Co. Ltd.*	41,800	2,904,570
Obayashi Corp.	452,000	4,812,402
Open House Co. Ltd.*	373,500	10,230,978
SanBio Co. Ltd.*	76,900	1,298,509
Shimamura Co. Ltd.	58,600	8,718,902
Shinoken Group Co. Ltd.	113,000	3,049,806
Stella Chemifa Corp.*	114,900	3,930,305
Tsuruha Hldgs., Inc.	74,600	9,033,210
Ulvac, Inc.	296,300	9,094,810
Unizo Hldgs. Co. Ltd.*	122,100	4,858,210
V Technology Co. Ltd.*	49,900	5,728,302
W-Scope Corp.	179,200	4,239,189
		168,951,395

See accompanying notes to the financial statements.

7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUNDa

Schedule of Investments June 30, 2016 (Unaudited) (continued)

	SHARES	VALUE
NETHERLANDS – 0.9%
BE Semiconductor Industries NV	185,500	$5,019,081
SPAIN – 1.6%
Gamesa Corp. Technologica SA	463,700	9,238,802
SWEDEN – 4.5%
Evolution Gaming Group AB	116,210	3,504,711
Mycronic AB	352,200	2,633,268
Saab AB*	193,400	6,031,126
Swedish Orphan Biovitrum AB*	651,500	7,998,133
Unibet Group PLC	588,300	5,404,556
		25,571,794
SWITZERLAND – 2.1%
Swiss Life Hldg. AG	25,705	5,940,372
Temenos Group AG	122,100	6,094,222
		12,034,594
UNITED KINGDOM – 15.7%
888 Hldgs. PLC	1,116,900	3,044,266
Admiral Group PLC	382,600	10,402,574
Aggreko PLC	583,800	9,984,363
Auto Trader Group PLC	382,900	1,810,008
Cairn Energy PLC*	1,658,700	4,612,873
DCC PLC	97,900	8,614,861
Dominos Pizza Group PLC	683,700	3,037,514
easyJet PLC*	96,100	1,396,444
Henderson Group PLC*	651,400	1,851,877
IG Group Hldgs. PLC*	701,600	7,596,837
JD Sports Fashion PLC	408,600	6,299,359
Micro Focus International PLC	442,600	9,548,364
Paysafe Group PLC*	1,530,500	7,982,356
Persimmon PLC	96,800	1,877,046
Rightmove PLC	106,200	5,186,722
Weir Group PLC*	260,700	5,034,856
		88,280,320
Total Equities
(Cost: $487,928,308)		$536,870,699
Rights – 0.0%
AUSTRALIA
Vocus Communications Ltd.*	99,011	—
Total Rights
(Cost: $0)		$—

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUNDa

Schedule of Investments June 30, 2016 (Unaudited) (continued)

	FACE AMOUNT	VALUE
Commercial Paper – 2.7%
Prudential Financial 0.55% due 07/07/2016	15,000,000	$15,000,000
Total Commercial Paper
(Cost: $15,000,000)		$15,000,000
Total Investments – 98.0%
(Cost: $502,928,308)		$551,870,699
Other Assets Less Liabilities – 2.0%		11,330,466
Net Assets – 100%		$563,201,165

Cost of investments is $506,708,417 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$62,926,339
Gross unrealized depreciation	(17,764,057)
Net unrealized appreciation	$45,162,282

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended June 30, 2016

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	21.9%
Consumer Staples	11.0%
Energy	2.2%
Financials	12.2%
Health Care	9.8%
Industrials	19.7%
Information Technology	11.4%
Materials	6.1%
Telecommunication Services	1.0%

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Assets and Liabilities June 30, 2016 (Unaudited)

ASSETS
Investment securities at value[a]	$551,870,699
Cash	9,794,195
Receivable from securities sold	1,703,816
Dividends and interest receivable	1,061,699
Prepaid expenses	35,042
Total Assets	564,465,451
LIABILITIES
Payable for securities purchased	717,989
Payable to advisor (see note 2)	426,254
Accrued expenses	120,043
Total Liabilities	1,264,286
NET ASSETS	$563,201,165
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	55,170,887
Net asset value, offering price and redemption price (see note 5)	$10.21
ANALYSIS OF NET ASSETS
Capital	$541,300,089
Accumulated net investment income	2,804,333
Accumulated net realized losses on investments and foreign currency transactions	(29,862,197)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	48,958,940
Net Assets	$563,201,165
[a] Investment securities at cost	$502,928,308

See accompanying notes to the financial statements.

10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Operations Period Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$51,189
Dividends[a]	5,161,462
Total Income	5,212,651
EXPENSES
Investment advisory fees (see note 2)	2,232,999
Transfer agent fees and expenses	62,878
Custodian fees and expenses	265,340
Federal and state registration fees	19,554
Other	76,203
Total expenses before reimbursed expenses	2,656,974
Earnings credit (see note 5)	(15,528)
Expense reimbursement (see note 2)	(185,147)
Total Expenses	2,456,299
NET INVESTMENT INCOME	2,756,352
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized losses on investment transactions	(13,435,892)
Net realized gains on foreign currency transactions	39,588
Net realized losses on investment and foreign currency transactions	(13,396,304)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	13,350,014
Net realized/unrealized losses on investments and foreign currencies	(46,290)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,710,062

a Dividends are net of foreign withholding tax of $611,792

See accompanying notes to the financial statements.

11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Changes in Net Assets

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment income	$2,756,352	$1,453,875
Net realized gains (losses) on investments and foreign currency transactions	(13,396,304)	2,628,746
Change in net unrealized appreciation/depreciation on investments and foreign currencies	13,350,014	29,740,935
Net increase in net assets resulting from operations	2,710,062	33,823,556
FROM DISTRIBUTIONS
Distributions from net investment income	—	(1,967,928)
Net decrease in net assets from distributions	—	(1,967,928)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	252,417,789	158,781,402
Proceeds from reinvestment of distributions	—	1,591,306
Redemption of shares	(53,328,725)	(9,817,613)
Net increase from capital share transactions	199,089,064	150,555,095
Total increase in net assets	201,799,126	182,410,723
NET ASSETS
Beginning of period	361,402,039	178,991,316
End of period	$563,201,165	$361,402,039
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$2,804,333	$(955,737)
TRANSACTIONS IN SHARES
Shares sold	25,492,412	15,917,373
Shares issued in reinvestment of distributions	—	153,453
Less shares redeemed	(5,357,858)	(988,167)
Net increase from capital share transactions	20,134,554	15,082,659

See accompanying notes to the financial statements.

12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2016 (Unaudited)

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund is one fund in a series issued by the Trust.

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis International Opportunities Institutional Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Investment Securities
Common Stocks
Total Asia	$—	$182,215,895	$—	$182,215,895
Total Australia	5,599,511	35,673,899	—	41,273,410
Total Europe	3,044,266	267,055,590	—	270,099,856
Total North America	43,281,538	—	—	43,281,538
Commercial Paper	—	15,000,000	—	15,000,000
Total Investments	$51,925,315	$499,945,384	$—	$551,870,699

The Fund’s assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

Significant transfers between Levels 1 and 2 included securities valued at $288,880,773 at June 30, 2016. These movements were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2015 but not at June 30, 2016.

Foreign Currency Transactions.  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the

14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the close of the NYSE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.  It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2016. Therefore, no federal income tax provision is required. Income and capital gains of the Fund is determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the period ended June 30, 2016, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$1,967,928	$—	$1,967,928

15

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$396,444	$—	$396,444

As of December 31, 2015, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Expires 2017 (Pre-Enactment)		Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term	Short-Term	Long-Term
International Opportunities Institutional Fund	$—	$—	$11,423,197	$—

Capital loss carryforwards are subject to certain limitations to offset future gains, if any, due to the ownership change limitations set forth in Internal Revenue Code Section 382. All losses may not be available in any particular year.

Under the Regulated Investment Company Modernization Act of 2010 (the“Act"), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2015, the following Funds deferred to January 1, 2016 post-October capital losses and Qualified late-year losses:

	Post-October Capital Losses	Qualified Late-Year Losses
International Opportunities Institutional Fund	$1,562,027	$27,950

As of December 31, 2015 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income (Deficit)	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Appreciation Foreign Currency Translations
International Opportunities Institutional Fund	$—	$—	$(13,013,174)	$32,196,168	$8,019

16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

Accumulated capital and other losses consists of capital loss carryovers and qualified late-year losses. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2016, open Federal tax years include the tax years ended 2014 through 2016. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory and management services to the International Opportunities Institutional Fund. The International Opportunities Institutional Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the period ended June 30, 2016, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $2,232,999.

Expense reimbursement.  OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2016 OAM reimbursed the International Opportunities Institutional Fund in the amount of $185,147.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2016, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Affiliated Commissions.  For the period ended June 30, 2016, the International Opportunities Institutional Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2016, other than options written and money market investments, aggregated $447,291,992 and $288,268,295, respectively. The Fund did not hold government securities during the period ended June 30, 2016.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options for the period ended June 30, 2016.

4. In-Kind Transaction

On March 31, 2016, the International Opportunities Institutional Fund received cash and securities with a fair value of $40,991,906, from an advisory client of the investment advisor, in exchange for 4,046,585 shares subscribed in-kind at a net asset value of $10.13.

5. Redemption fee

The Oberweis International Opportunities Institutional Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $79,632, for the period ended June 30, 2016, and were recorded as a reduction of the cost of shares redeemed in the statement of changes in net assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2016, the Fund received credits of $15,528. The Fund incurred interest charges of $454, which is included in custodian fees and expenses in the statement of operations.

18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2016 (Unaudited) (continued)

7. Subsequent events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

At its February 18, 2016 meeting, the Trust’s Board of Trustees (the “Board”) and the Trust’s Audit Committee approved BBD LLP as the Funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP (“PwC”) was previously engaged as the independent registered public accounting firm to audit the Funds’ financial statements. PwC issued reports on the Funds’ financial statements from 2002 through 2015. During that period ended December 31, 2015 the reports from PwC did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. The Funds had no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Period Ended December 31, 2014[a]
Net asset value at beginning of period	$10.32		$8.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.06		.06		.01
Net realized and unrealized gains (losses) on investments	(.17)		1.35		(1.02)
Total from investment operations	(.11)		1.41		(1.01)
Redemption Fees[b]	—	[g]	—	[g]	—	[g]
Less dividends:
Dividends from net investment income	—		(.06)		(.02)
Net asset value at end of period	$10.21		$10.32		$8.97
Total Return (%)	(1.07)		15.68		(10.10)[e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$563,201		$361,402		$178,991
Ratio of gross expenses to average net assets (%)	1.19	[d]	1.28		1.39	[d]
Ratio of net expenses to average net assets (%)[c]	1.10	[d]	1.10		1.10	[d]
Ratio of net investment income to average net assets (%)	1.23	[d]	.59		.11	[d]
Portfolio turnover rate (%)	68	[e,f]	211		152	[e,f]

Notes:

a For the period from March 10, 2014 (commencement of operations) through December 31, 2014.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

f Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

g Less than $0.005 per share.

20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (Unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the International Opportunities Institutional Fund’s portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

21

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expense Paid during Period* 1/1/16– 6/30/16	Expense Ratio during Period 1/1/16– 6/30/16
Actual	$1,000.00	$989.30	$5.44	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

22

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor, Philadelphia, PA 19103

International Opportunities Institutional Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/8/2016

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 9/8/2016

/*/ Print the name and title of each signing officer under his or her signature.